UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2008

                               USAA GNMA TRUST



[LOGO OF USAA]
   USAA(R)

                                 USAA GNMA Trust(R)

                                                    [GRAPHIC OF USAA GNMA TRUST]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   MAY 31, 2008

--------------------------------------------------------------------------------

                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              9

INVESTMENT OVERVIEW                                                          11

FINANCIAL INFORMATION

    Distributions to Shareholders                                            17

    Report of Independent Registered Public Accounting Firm                  18

    Portfolio of Investments                                                 19

    Notes to Portfolio of Investments                                        22

    Financial Statements                                                     23

    Notes to Financial Statements                                            26

EXPENSE EXAMPLE                                                              37

ADVISORY AGREEMENT                                                           39

TRUSTEES' AND OFFICERS' INFORMATION                                          44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

[PHOTO OF CHRISTOPHER W. CLAUS]         ...FOR THOSE WITH MONEY TO INVEST,
                                           THERE STILL ARE SOME BARGAINS.

                                                        "

                                                                       June 2008
--------------------------------------------------------------------------------

The last 12 months have not been for the faint of heart. The decline of the U.S. housing market and the subprime lending meltdown created a liquidity crisis that brought the U.S. fixed-income market to a virtual standstill. In an effort to stave off recession, the Federal Reserve Board (the Fed) slashed short-term interest rates and took a few creative initiatives - such as opening its discount window to investment banks - to seek to inject liquidity into the financial system, which culminated in JPMorgan Chase & Co.'s rescue of Bear Stearns through a takeover.

The Fed's accomplishment, however, came at a cost. The central bank had to choose: Manage inflation or stabilize the economy and financial system. In my opinion, the Fed's actions improved market confidence, returned some liquidity and normalcy to the fixed-income markets, and potentially averted a potent recession. But I believe that we now face the prospect of stagflation - inflation without economic growth. Commodity prices, particularly food and energy, have increased steadily; at the time of this writing, oil was above $135 a barrel, while prices at the pump had climbed higher than $4 a gallon, on average.

Meanwhile, the U.S. economy continues to struggle with increased unemployment, a decline in home equity, and generally lower stock prices. Consumer confidence is low, and we still are engaged in a long, difficult war on terrorism.

Is it any wonder that investors are feeling a bit anxious? And yet, there are some interesting opportunities:

o In the fixed-income markets (the most challenging I've seen), many high-quality bond prices were crushed by panic selling and lack of liquidity. But I believe there are some exceptional buying opportunities in the U.S. corporate and tax-exempt bond markets, especially for investors seeking income.

o U.S. large-cap stocks look attractive relative to international stocks, but patience is essential. Large-caps' intrinsic value is unlikely to be reflected in share prices until there is conviction in the markets that housing has bottomed, the U.S. economy has regained its footing, and corporate earnings have improved. For long-term investors, dollar-cost averaging is a prudent way to invest in the current environment.

 . . . C O N T I N U E D
========================--------------------------------------------------------

o In my view, the emerging markets still have room to appreciate. Many have home-grown middle classes and vibrant local economies. Nevertheless, with returns always comes risk, and I expect volatility to be ever-present.

o The precious metals and minerals segment also offers value. I am particularly proud of USAA's Precious Metals and Minerals Fund, which was named the "Best Fund Over 10 Years" for Consistently Strong Risk-Adjusted Returns in the
   Gold Oriented Funds category for the 10-year period ended December 31, 2007, by Lipper Inc. The Fund was ranked No. 1 among 24 Gold Oriented Funds for that period. For the three- and five-year periods, the Fund was ranked 6 out of 50 and 2 out of 44 funds in the category, respectively. We are delighted to be offering our membership such a proven performer.

Whatever happens in the months ahead, I believe the fixed-income markets have turned the corner. For those with money to invest, there still are some bargains. For investors who can bide their time, a rebound in stock prices - while not imminent - is on the horizon.

Rest assured that we will keep working hard on your behalf - offering some of the industry's top investment talent, top-notch service, and pure no-load mutual funds. From all of us here, thank you for your business and the opportunity to serve your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

FOREIGN AND PRECIOUS METALS AND MINERALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. o SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

THE LIPPER FUND AWARDS PROGRAM HIGHLIGHTS FUNDS THAT HAVE EXCELLED IN DELIVERING CONSISTENTLY STRONG RISK-ADJUSTED PERFORMANCE, RELATIVE TO PEERS. THE LIPPER FUND AWARDS ARE AWARDED TO FUNDS IN 21 COUNTRIES IN ASIA, EUROPE, AND THE AMERICAS. LIPPER DESIGNATES AWARD-WINNING FUNDS IN MOST INDIVIDUAL CLASSIFICATIONS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS. IN ADDITION, THE LIPPER FUND AWARDS PROGRAM SPOTLIGHTS FUND FAMILIES WITH HIGH AVERAGE SCORES FOR ALL FUNDS WITHIN A PARTICULAR ASSET CLASS OR OVERALL. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]    MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                          USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the one-year period ended May 31, 2008, the USAA GNMA Trust had a total return of 6.94%. This compares to returns of 6.79% for the Lipper GNMA Funds Index and 7.37% for both the Lehman Brothers GNMA Index and the Lehman Brothers GNMA 30-Year Index. The Lehman Brothers GNMA Index replaced the Lehman Brothers GNMA 30-Year Index as a Fund benchmark on October 1, 2007.

PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING YEAR.

         It was an eventful 12 months for the bond market. The period began with low-risk premiums; investors embraced risk without demanding sufficient compensation. Evidence of loose lending standards was everywhere.

         By August 2007, however, the extent of potential losses on subprime mortgages and many other complex securities became apparent. Following several years of excess liquidity and increasingly lax lending standards, the credit markets froze as investors fled from all risky assets. Thus began the credit crisis, which worsened as financial institutions took huge write-offs and scrambled to raise new capital.

         The Federal Reserve Board (the Fed) stepped in and took increasingly aggressive action, slashing short-term rates and

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 15 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         instituting new programs aimed at shoring up financial institutions and restoring confidence and liquidity in the credit markets. The Fed's most extraordinary measure was the mid-March bailout and forced sale of investment bank Bear Stearns, along with a decision to open discount-window lending to all investment banks.

         "Bear Stearns Monday," March 17, 2008, caused a shift in perception as investors began to feel more confident that the Fed would not allow any big financial institutions to fail. That day, interest rates on the benchmark 10-year U.S. Treasury bond bottomed, then began to rise as investors began bargain hunting in the beaten-down areas of the bond market. The following chart shows the impact of the credit crisis on U.S. Treasury securities.

                  TREASURY YIELDS, FED FUNDS AND DISCOUNT RATES

            [CHART OF TREASURY YIELDS, FED FUNDS AND DISCOUNT RATES]

                     10-YEAR              2-YEAR                                FEDERAL
                 TREASURY YIELD       TREASURY YIELD       DISCOUNT RATE       FUNDS RATE
 5/31/2007            4.89%                4.91%               6.25%              5.25%
  6/1/2007            4.95                 4.97                6.25               5.25
  6/4/2007            4.93                 4.96                6.25               5.25
  6/5/2007            4.99                 5.00                6.25               5.25
  6/6/2007            4.97                 4.95                6.25               5.25
  6/7/2007            5.13                 5.03                6.25               5.25
  6/8/2007            5.10                 4.99                6.25               5.25
 6/11/2007            5.15                 5.01                6.25               5.25
 6/12/2007            5.30                 5.10                6.25               5.25
 6/13/2007            5.20                 5.08                6.25               5.25
 6/14/2007            5.22                 5.09                6.25               5.25
 6/15/2007            5.17                 5.02                6.25               5.25
 6/18/2007            5.14                 5.00                6.25               5.25
 6/19/2007            5.08                 4.94                6.25               5.25
 6/20/2007            5.13                 4.97                6.25               5.25
 6/21/2007            5.19                 4.97                6.25               5.25
 6/22/2007            5.13                 4.91                6.25               5.25
 6/25/2007            5.08                 4.87                6.25               5.25
 6/26/2007            5.08                 4.87                6.25               5.25
 6/27/2007            5.08                 4.90                6.25               5.25
 6/28/2007            5.11                 4.95                6.25               5.25
 6/29/2007            5.03                 4.86                6.25               5.25
  7/2/2007            4.99                 4.85                6.25               5.25
  7/3/2007            5.04                 4.88                6.25               5.25
  7/4/2007            5.04                 4.88                6.25               5.25
  7/5/2007            5.14                 4.97                6.25               5.25
  7/6/2007            5.18                 4.99                6.25               5.25
  7/9/2007            5.14                 4.95                6.25               5.25
 7/10/2007            5.02                 4.84                6.25               5.25
 7/11/2007            5.09                 4.90                6.25               5.25
 7/12/2007            5.13                 4.94                6.25               5.25
 7/13/2007            5.10                 4.92                6.25               5.25
 7/16/2007            5.04                 4.87                6.25               5.25
 7/17/2007            5.05                 4.88                6.25               5.25
 7/18/2007            5.03                 4.85                6.25               5.25
 7/19/2007            5.02                 4.84                6.25               5.25
 7/20/2007            4.95                 4.77                6.25               5.25
 7/23/2007            4.95                 4.78                6.25               5.25
 7/24/2007            4.91                 4.74                6.25               5.25
 7/25/2007            4.90                 4.73                6.25               5.25
 7/26/2007            4.79                 4.56                6.25               5.25
 7/27/2007            4.76                 4.50                6.25               5.25
 7/30/2007            4.80                 4.59                6.25               5.25
 7/31/2007            4.74                 4.52                6.25               5.25
  8/1/2007            4.79                 4.60                6.25               5.25
  8/2/2007            4.77                 4.58                6.25               5.25
  8/3/2007            4.69                 4.42                6.25               5.25
  8/6/2007            4.74                 4.51                6.25               5.25
  8/7/2007            4.77                 4.56                6.25               5.25
  8/8/2007            4.88                 4.66                6.25               5.25
  8/9/2007            4.77                 4.45                6.25               5.25
 8/10/2007            4.81                 4.46                6.25               5.25
 8/13/2007            4.76                 4.42                6.25               5.25
 8/14/2007            4.73                 4.37                6.25               5.25
 8/15/2007            4.73                 4.29                6.25               5.25
 8/16/2007            4.66                 4.22                6.25               5.25
 8/17/2007            4.69                 4.19                5.75               5.25
 8/20/2007            4.63                 4.09                5.75               5.25
 8/21/2007            4.59                 4.03                5.75               5.25
 8/22/2007            4.65                 4.19                5.75               5.25
 8/23/2007            4.65                 4.25                5.75               5.25
 8/24/2007            4.62                 4.30                5.75               5.25
 8/27/2007            4.57                 4.21                5.75               5.25
 8/28/2007            4.51                 4.07                5.75               5.25
 8/29/2007            4.56                 4.17                5.75               5.25
 8/30/2007            4.51                 4.09                5.75               5.25
 8/31/2007            4.53                 4.14                5.75               5.25
  9/3/2007            4.53                 4.14                5.75               5.25
  9/4/2007            4.55                 4.13                5.75               5.25
  9/5/2007            4.47                 4.01                5.75               5.25
  9/6/2007            4.51                 4.09                5.75               5.25
  9/7/2007            4.38                 3.90                5.75               5.25
 9/10/2007            4.32                 3.85                5.75               5.25
 9/11/2007            4.37                 3.95                5.75               5.25
 9/12/2007            4.41                 3.96                5.75               5.25
 9/13/2007            4.47                 4.03                5.75               5.25
 9/14/2007            4.46                 4.04                5.75               5.25
 9/17/2007            4.47                 4.07                5.75               5.25
 9/18/2007            4.47                 3.98                5.25               4.75
 9/19/2007            4.55                 4.00                5.25               4.75
 9/20/2007            4.70                 4.11                5.25               4.75
 9/21/2007            4.62                 4.04                5.25               4.75
 9/24/2007            4.63                 4.05                5.25               4.75
 9/25/2007            4.63                 3.99                5.25               4.75
 9/26/2007            4.62                 3.99                5.25               4.75
 9/27/2007            4.57                 3.95                5.25               4.75
 9/28/2007            4.59                 3.99                5.25               4.75
 10/1/2007            4.55                 4.00                5.25               4.75
 10/2/2007            4.52                 3.97                5.25               4.75
 10/3/2007            4.56                 4.02                5.25               4.75
 10/4/2007            4.51                 3.98                5.25               4.75
 10/5/2007            4.64                 4.08                5.25               4.75
 10/8/2007            4.64                 4.08                5.25               4.75
 10/9/2007            4.65                 4.13                5.25               4.75
10/10/2007            4.65                 4.15                5.25               4.75
10/11/2007            4.64                 4.12                5.25               4.75
10/12/2007            4.68                 4.23                5.25               4.75
10/15/2007            4.68                 4.22                5.25               4.75
10/16/2007            4.65                 4.13                5.25               4.75
10/17/2007            4.55                 3.98                5.25               4.75
10/18/2007            4.49                 3.91                5.25               4.75
10/19/2007            4.39                 3.78                5.25               4.75
10/22/2007            4.41                 3.86                5.25               4.75
10/23/2007            4.41                 3.82                5.25               4.75
10/24/2007            4.34                 3.74                5.25               4.75
10/25/2007            4.38                 3.77                5.25               4.75
10/26/2007            4.40                 3.78                5.25               4.75
10/29/2007            4.38                 3.80                5.25               4.75
10/30/2007            4.38                 3.81                5.25               4.75
10/31/2007            4.47                 3.95                5.00               4.50
 11/1/2007            4.35                 3.76                5.00               4.50
 11/2/2007            4.32                 3.68                5.00               4.50
 11/5/2007            4.34                 3.68                5.00               4.50
 11/6/2007            4.38                 3.71                5.00               4.50
 11/7/2007            4.31                 3.55                5.00               4.50
 11/8/2007            4.29                 3.47                5.00               4.50
 11/9/2007            4.22                 3.43                5.00               4.50
11/12/2007            4.22                 3.43                5.00               4.50
11/13/2007            4.27                 3.55                5.00               4.50
11/14/2007            4.25                 3.50                5.00               4.50
11/15/2007            4.14                 3.32                5.00               4.50
11/16/2007            4.17                 3.34                5.00               4.50
11/19/2007            4.07                 3.15                5.00               4.50
11/20/2007            4.10                 3.20                5.00               4.50
11/21/2007            4.01                 3.00                5.00               4.50
11/22/2007            4.01                 3.00                5.00               4.50
11/23/2007            4.00                 3.08                5.00               4.50
11/26/2007            3.84                 2.89                5.00               4.50
11/27/2007            3.95                 3.07                5.00               4.50
11/28/2007            4.04                 3.18                5.00               4.50
11/29/2007            3.94                 3.05                5.00               4.50
11/30/2007            3.94                 3.00                5.00               4.50
 12/3/2007            3.85                 2.85                5.00               4.50
 12/4/2007            3.89                 2.88                5.00               4.50
 12/5/2007            3.96                 2.93                5.00               4.50
 12/6/2007            4.01                 3.03                5.00               4.50
 12/7/2007            4.11                 3.10                5.00               4.50
12/10/2007            4.16                 3.17                5.00               4.50
12/11/2007            3.97                 2.92                4.75               4.25
12/12/2007            4.09                 3.14                4.75               4.25
12/13/2007            4.20                 3.24                4.75               4.25
12/14/2007            4.24                 3.31                4.75               4.25
12/17/2007            4.15                 3.18                4.75               4.25
12/18/2007            4.12                 3.20                4.75               4.25
12/19/2007            4.03                 3.10                4.75               4.25
12/20/2007            4.05                 3.10                4.75               4.25
12/21/2007            4.17                 3.20                4.75               4.25
12/24/2007            4.21                 3.25                4.75               4.25
12/25/2007            4.21                 3.25                4.75               4.25
12/26/2007            4.28                 3.31                4.75               4.25
12/27/2007            4.20                 3.21                4.75               4.25
12/28/2007            4.08                 3.11                4.75               4.25
12/31/2007            4.03                 3.05                4.75               4.25
  1/1/2008            4.03                 3.05                4.75               4.25
  1/2/2008            3.91                 2.88                4.75               4.25
  1/3/2008            3.89                 2.82                4.75               4.25
  1/4/2008            3.87                 2.75                4.75               4.25
  1/7/2008            3.83                 2.75                4.75               4.25
  1/8/2008            3.78                 2.68                4.75               4.25
  1/9/2008            3.82                 2.72                4.75               4.25
 1/10/2008            3.89                 2.70                4.75               4.25
 1/11/2008            3.79                 2.56                4.75               4.25
 1/14/2008            3.77                 2.55                4.75               4.25
 1/15/2008            3.68                 2.48                4.75               4.25
 1/16/2008            3.74                 2.50                4.75               4.25
 1/17/2008            3.62                 2.40                4.75               4.25
 1/18/2008            3.63                 2.35                4.75               4.25
 1/21/2008            3.63                 2.35                4.75               4.25
 1/22/2008            3.44                 2.00                4.00               3.50
 1/23/2008            3.60                 2.15                4.00               3.50
 1/24/2008            3.70                 2.31                4.00               3.50
 1/25/2008            3.55                 2.19                4.00               3.50
 1/28/2008            3.58                 2.19                4.00               3.50
 1/29/2008            3.68                 2.29                4.00               3.50
 1/30/2008            3.67                 2.17                3.50               3.00
 1/31/2008            3.60                 2.10                3.50               3.00
  2/1/2008            3.59                 2.07                3.50               3.00
  2/4/2008            3.65                 2.06                3.50               3.00
  2/5/2008            3.57                 1.92                3.50               3.00
  2/6/2008            3.59                 1.93                3.50               3.00
  2/7/2008            3.76                 2.05                3.50               3.00
  2/8/2008            3.65                 1.93                3.50               3.00
 2/11/2008            3.62                 1.91                3.50               3.00
 2/12/2008            3.66                 1.92                3.50               3.00
 2/13/2008            3.73                 1.92                3.50               3.00
 2/14/2008            3.82                 1.89                3.50               3.00
 2/15/2008            3.77                 1.92                3.50               3.00
 2/18/2008            3.77                 1.92                3.50               3.00
 2/19/2008            3.90                 2.07                3.50               3.00
 2/20/2008            3.89                 2.13                3.50               3.00
 2/21/2008            3.77                 1.97                3.50               3.00
 2/22/2008            3.80                 2.02                3.50               3.00
 2/25/2008            3.90                 2.11                3.50               3.00
 2/26/2008            3.86                 2.00                3.50               3.00
 2/27/2008            3.85                 2.00                3.50               3.00
 2/28/2008            3.67                 1.82                3.50               3.00
 2/29/2008            3.51                 1.62                3.50               3.00
  3/3/2008            3.55                 1.64                3.50               3.00
  3/4/2008            3.63                 1.66                3.50               3.00
  3/5/2008            3.67                 1.63                3.50               3.00
  3/6/2008            3.59                 1.51                3.50               3.00
  3/7/2008            3.53                 1.52                3.50               3.00
 3/10/2008            3.46                 1.49                3.50               3.00
 3/11/2008            3.59                 1.74                3.50               3.00
 3/12/2008            3.46                 1.62                3.50               3.00
 3/13/2008            3.53                 1.63                3.50               3.00
 3/14/2008            3.47                 1.48                3.50               3.00
 3/17/2008            3.31                 1.35                3.25               3.00
 3/18/2008            3.49                 1.60                2.50               2.25
 3/19/2008            3.33                 1.46                2.50               2.25
 3/20/2008            3.34                 1.60                2.50               2.25
 3/21/2008            3.34                 1.60                2.50               2.25
 3/24/2008            3.56                 1.81                2.50               2.25
 3/25/2008            3.51                 1.77                2.50               2.25
 3/26/2008            3.46                 1.62                2.50               2.25
 3/27/2008            3.53                 1.69                2.50               2.25
 3/28/2008            3.44                 1.65                2.50               2.25
 3/31/2008            3.41                 1.59                2.50               2.25
  4/1/2008            3.56                 1.79                2.50               2.25
  4/2/2008            3.60                 1.90                2.50               2.25
  4/3/2008            3.58                 1.89                2.50               2.25
  4/4/2008            3.47                 1.82                2.50               2.25
  4/7/2008            3.54                 1.92                2.50               2.25
  4/8/2008            3.56                 1.88                2.50               2.25
  4/9/2008            3.48                 1.77                2.50               2.25
 4/10/2008            3.54                 1.84                2.50               2.25
 4/11/2008            3.47                 1.75                2.50               2.25
 4/14/2008            3.51                 1.76                2.50               2.25
 4/15/2008            3.60                 1.87                2.50               2.25
 4/16/2008            3.69                 1.97                2.50               2.25
 4/17/2008            3.73                 2.11                2.50               2.25
 4/18/2008            3.71                 2.13                2.50               2.25
 4/21/2008            3.73                 2.18                2.50               2.25
 4/22/2008            3.69                 2.19                2.50               2.25
 4/23/2008            3.73                 2.19                2.50               2.25
 4/24/2008            3.83                 2.39                2.50               2.25
 4/25/2008            3.87                 2.42                2.50               2.25
 4/28/2008            3.83                 2.35                2.50               2.25
 4/29/2008            3.82                 2.35                2.50               2.25
 4/30/2008            3.73                 2.26                2.25               2.00
  5/1/2008            3.77                 2.37                2.25               2.00
  5/2/2008            3.86                 2.45                2.25               2.00
  5/5/2008            3.87                 2.42                2.25               2.00
  5/6/2008            3.92                 2.39                2.25               2.00
  5/7/2008            3.85                 2.31                2.25               2.00
  5/8/2008            3.78                 2.22                2.25               2.00
  5/9/2008            3.77                 2.24                2.25               2.00
 5/12/2008            3.80                 2.31                2.25               2.00
 5/13/2008            3.92                 2.47                2.25               2.00
 5/14/2008            3.91                 2.52                2.25               2.00
 5/15/2008            3.82                 2.43                2.25               2.00
 5/16/2008            3.85                 2.44                2.25               2.00
 5/19/2008            3.83                 2.39                2.25               2.00
 5/20/2008            3.78                 2.30                2.25               2.00
 5/21/2008            3.81                 2.40                2.25               2.00
 5/22/2008            3.91                 2.53                2.25               2.00
 5/23/2008            3.84                 2.43                2.25               2.00
 5/26/2008            3.84                 2.44                2.25               2.00
 5/27/2008            3.92                 2.51                2.25               2.00
 5/28/2008            4.01                 2.61                2.25               2.00
 5/29/2008            4.08                 2.69                2.25               2.00
 5/30/2008            4.06                 2.65                2.25               2.00

                                   [END CHART]

*BEAR STEARNS MONDAY

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HOW DID GNMAs PERFORM DURING THE CREDIT CRISIS;
HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

         Not surprisingly, GNMAs, which have the explicit backing of the U.S. government, were attractive to investors who were looking for a safe haven in which to weather the credit-crisis storm. Through mid-March, U.S. Treasuries were the only bond market sector to outperform GNMAs. GNMAs showed their defensiveness in rising-rate environments and outperformed Treasuries as interest rates began rising after Bear Stearns Monday.

         As most shareholders know, interest rates and bond prices move in opposite directions. As interest rates fell to very low levels, we began to build up a cash position in anticipation of our purchasing securities at lower prices when rates rebound.

                  COUPON RATE COMPOSITION
         OF MORTGAGE OBLIGATIONS IN USAA GNMA TRUST

             [CHART OF COUPON RATE COMPOSITION]

                                           PERCENT OF TOTAL
COUPON RATE %                                MARKET VALUE
    5.00                                          9.91%
    5.50                                         53.35%
    5.87                                          0.31%
    6.00                                         25.86%
    6.50                                          7.36%
    6.75                                          0.05%
    7.00                                          2.07%
    7.50                                          0.51%
    8.00                                          0.53%
    8.50                                          0.02%
    9.00                                          0.03%

                                   [END CHART]

         *REPRESENTS LESS THAN 1%.

         SHARES OF THE USAA GNMA TRUST ARE NOT INDIVIDUALLY BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT'S YOUR OUTLOOK FOR INTEREST RATES AND THE BOND MARKET?

         In terms of the credit crisis, the Fed's actions seem to have had the desired effect of stabilizing the banking system. In our view, the bond market can continue to work through the remaining issues so long as the economy does not fall into more than a mild recession. Now that the Fed is turning its attention to the falling dollar and increased inflationary pressures, we do not expect further interest-rate cuts.

WITH THE SUBPRIME-ISSUANCE COLLAPSE, HOW WILL THE NEW SUPPLY OF GNMAs AFFECT THE MARKET?

         Now that the private mortgage lenders are out of business, congressional solutions to the foreclosure crisis look to the three housing agencies, GNMA, Fannie Mae, and Freddie Mac, to take up the lending slack. Much of the congressional action affects Federal Housing Administration (FHA) lending, most of which may wind up in GNMA pools of mortgages, which would effectively increase supply.

         We're also carefully monitoring scores of proposals and actual new laws that are using GNMA partners such as FHA and the Veteran's Administration to extend lending on more lenient terms. This means that the prepayment profile of GNMA pools may deviate from its historical norm. Fortunately for investors, GNMA guarantees the timely payment of principal and interest when due on its mortgage-backed securities, even if the underlying borrowers default.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-21.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         In terms of the supply question, it is our view that increased GNMA issuance will generate more investor interest in GNMA securities. Few other investments have the full faith and credit backing of the U.S. government while giving investors a yield advantage over U.S. Treasury securities.

         Thank you for your continued investment in the Fund and for the opportunity to serve you. We are very pleased to have provided a profitable safe haven during these very trying times in the financial markets.

         SHARES OF THE USAA GNMA TRUST ARE NOT INDIVIDUALLY BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT.

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA GNMA TRUST

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                   out of 350 intermediate government funds
                      for the period ended May 31, 2008:

                                 OVERALL RATING
                                 *   *   *   *

      3-YEAR                          5-YEAR                        10-YEAR
     * * * *                         * * * *                         * * *
 out of 350 funds                out of 328 funds               out of 226 funds

  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year
       (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA GNMA TRUST

                            LIPPER LEADERS (OVERALL)

                               [5]           [5]
                           PRESERVATION    EXPENSE

The Fund is listed as a Lipper Leader for Preservation among 4,148 fixed-income funds and for Expense among 138 funds within the Lipper U.S. Mortgage category for the overall period ended May 31, 2008. The Fund received a Lipper Leader rating for Preservation among 4,148, 3,625, and 2,348 fixed-income funds for the three-, five-, and 10-year periods, respectively. The Fund received a Lipper Leader rating for Expense among 138 and 85 funds for the three- and 10-year periods, respectively, and a score of 4 among 130 funds for the five-year period, within the Lipper U.S. Mortgage category. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of May 31, 2008. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of May 31, 2008.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GNMA TRUST (Ticker Symbol: USGNX)

OBJECTIVE
--------------------------------------------------------------------------------

         High level of current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------
                                         5/31/08                     5/31/07
--------------------------------------------------------------------------------
Net Assets                            $513.7 Million              $504.6 Million
Net Asset Value Per Share                 $9.64                       $9.45

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 5/31/08
--------------------------------------------------------------------------------

1 YEAR                5 YEARS               10 YEARS            30-DAY SEC YIELD
6.94%                 3.82%                   4.91%                   4.71%


---------------
EXPENSE RATIO**
---------------
     0.52%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED MAY 31, 2008

--------------------------------------------------------------------------
             TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------
10 YEARS         4.91%        =          5.59%          +        (0.68%)
5 YEARS          3.82%        =          4.87%          +        (1.05%)
1 YEAR           6.94%        =          4.93%          +         2.01%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDED MAY 31, 2008

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
5/31/1999            3.15%              6.25%                   -3.10%
5/31/2000            0.21%              6.51%                   -6.30%
5/31/2001           12.91%              7.36%                    5.55%
5/31/2002            7.83%              5.91%                    1.92%
5/31/2003            6.49%              5.70%                    0.79%
5/31/2004            0.39%              4.72%                   -4.33%
5/31/2005            5.33%              4.92%                    0.41%
5/31/2006            0.40%              4.91%                   -4.51%
5/31/2007            6.25%              4.86%                    1.39%
5/31/2008            6.94%              4.93%                    2.01%

                                  [END CHART]

         Note the role that dividend returns play in the Fund's total return over time. While share prices tend to vary, dividend returns generally are a relatively stable component of total returns.

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                           USAA GNMA TRUST             LIPPER GNMA FUNDS AVERAGE
5/31/1999                       6.38%                           6.03%
5/31/2000                       6.87                            6.26
5/31/2001                       6.64                            6.00
5/31/2002                       5.58                            5.21
5/31/2003                       5.54                            4.32
5/31/2004                       4.93                            4.07
5/31/2005                       4.80                            3.97
5/31/2006                       5.15                            4.52
5/31/2007                       4.70                            4.70
5/31/2008                       4.71                            4.60

                                   [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST ADJUSTED MONTH-END NET ASSET VALUE (NAV). THE NAV IS ADJUSTED FOR A PORTION OF THE CAPITAL GAINS DISTRIBUTED DURING THE PREVIOUS NINE MONTHS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDED 5/31/99 TO 5/31/08.

         THE LIPPER GNMA FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL GNMA FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LEHMAN BROTHERS
                 GNMA 30-YEAR          LEHMAN BROTHERS        LIPPER GNMA FUNDS
                    INDEX                 GNMA INDEX               INDEX               USAA GNMA TRUST
05/31/98          $10,000.00              $10,000.00            $10,000.00               $10,000.00
06/30/98           10,041.93               10,042.11             10,043.40                10,095.52
07/31/98           10,098.96               10,098.59             10,090.39                10,119.68
08/31/98           10,177.73               10,178.31             10,184.96                10,280.58
09/30/98           10,298.56               10,298.68             10,310.78                10,511.55
10/31/98           10,289.01               10,289.80             10,256.56                10,306.18
11/30/98           10,347.61               10,347.98             10,315.39                10,422.27
12/31/98           10,389.78               10,390.45             10,355.68                10,455.75
01/31/99           10,463.48               10,464.33             10,418.50                10,536.14
02/28/99           10,429.17               10,431.10             10,349.83                10,296.36
03/31/99           10,492.24               10,494.27             10,415.01                10,405.12
04/30/99           10,542.62               10,544.66             10,460.51                10,429.21
05/31/99           10,488.73               10,491.47             10,385.24                10,313.40
06/30/99           10,445.72               10,449.60             10,327.99                10,237.75
07/31/99           10,376.97               10,381.20             10,260.27                10,042.11
08/31/99           10,372.98               10,377.55             10,250.21                 9,932.92
09/30/99           10,540.81               10,544.66             10,417.46                10,123.82
10/31/99           10,604.00               10,607.34             10,465.25                10,133.89
11/30/99           10,608.35               10,611.85             10,466.54                10,140.21
12/31/99           10,586.72               10,590.55             10,421.58                10,078.03
01/31/00           10,491.27               10,494.88             10,330.67                10,028.27
02/29/00           10,626.84               10,629.13             10,458.03                10,173.26
03/31/00           10,797.20               10,797.09             10,622.05                10,297.87
04/30/00           10,786.56               10,787.60             10,597.96                10,243.90
05/31/00           10,827.40               10,826.79             10,640.94                10,341.09
06/30/00           11,026.40               11,026.52             10,821.77                10,546.43
07/31/00           11,083.79               11,084.70             10,866.38                10,597.55
08/31/00           11,251.74               11,252.17             11,026.29                10,771.85
09/30/00           11,356.37               11,357.21             11,121.10                10,842.86
10/31/00           11,441.79               11,441.68             11,190.61                10,931.07
11/30/00           11,602.49               11,602.59             11,361.35                11,119.89
12/31/00           11,766.57               11,767.02             11,524.23                11,304.41
01/31/01           11,959.04               11,958.72             11,699.52                11,474.90
02/28/01           12,011.48               12,012.27             11,758.71                11,559.83
03/31/01           12,083.25               12,084.08             11,817.05                11,642.68
04/30/01           12,103.18               12,104.65             11,817.37                11,611.70
05/31/01           12,204.80               12,204.58             11,897.68                11,674.21
06/30/01           12,241.04               12,240.36             11,926.59                11,689.25
07/31/01           12,450.80               12,449.83             12,148.04                11,919.03
08/31/01           12,541.54               12,540.87             12,238.61                12,025.55
09/30/01           12,710.81               12,710.90             12,401.29                12,196.54
10/31/01           12,879.60               12,879.47             12,559.63                12,377.76
11/30/01           12,771.34               12,772.24             12,439.83                12,220.93
12/31/01           12,733.28               12,734.02             12,379.18                12,112.45
01/31/02           12,861.96               12,861.70             12,505.09                12,237.11
02/28/02           12,993.05               12,993.15             12,639.50                12,388.26
03/31/02           12,869.81               12,870.10             12,507.67                12,210.00
04/30/02           13,096.12               13,096.36             12,726.30                12,464.71
05/31/02           13,181.78               13,182.41             12,809.69                12,588.44
06/30/02           13,287.87               13,287.94             12,909.88                12,679.48
07/31/02           13,441.92               13,442.88             13,057.16                12,819.93
08/31/02           13,535.55               13,536.71             13,159.18                12,951.95
09/30/02           13,647.56               13,647.84             13,265.18                13,056.98
10/31/02           13,689.73               13,691.90             13,294.10                13,079.69
11/30/02           13,702.65               13,704.56             13,296.59                13,078.87
12/31/02           13,838.82               13,841.00             13,439.67                13,231.08
01/31/03           13,873.86               13,876.54             13,472.09                13,263.31
02/28/03           13,943.34               13,947.01             13,546.53                13,330.36
03/31/03           13,953.12               13,956.74             13,540.69                13,328.89
04/30/03           13,985.50               13,989.97             13,573.25                13,373.60
05/31/03           13,985.99               13,990.46             13,588.86                13,403.41
06/30/03           14,028.52               14,032.94             13,611.67                13,415.48
07/31/03           13,796.78               13,801.56             13,338.58                13,136.43
08/31/03           13,887.64               13,891.26             13,419.27                13,217.37
09/30/03           14,088.21               14,091.97             13,640.69                13,429.96
10/31/03           14,051.47               14,055.09             13,584.69                13,378.79
11/30/03           14,100.17               14,103.16             13,627.98                13,401.81
12/31/03           14,231.74               14,235.83             13,723.02                13,497.27
01/31/04           14,302.91               14,306.91             13,795.16                13,564.99
02/29/04           14,396.55               14,402.09             13,880.23                13,644.80
03/31/04           14,455.51               14,461.36             13,925.21                13,699.94
04/30/04           14,228.00               14,233.52             13,693.64                13,497.35
05/31/04           14,199.12               14,203.70             13,659.05                13,454.16
06/30/04           14,327.56               14,330.16             13,755.21                13,565.05
07/31/04           14,443.43               14,446.27             13,870.37                13,661.81
08/31/04           14,644.00               14,647.22             14,057.80                13,824.58
09/30/04           14,674.93               14,677.64             14,046.49                13,849.52
10/31/04           14,790.92               14,793.51             14,138.50                13,932.25
11/30/04           14,757.21               14,758.58             14,099.27                13,902.13
12/31/04           14,853.14               14,855.47             14,175.00                13,961.05
01/31/05           14,939.41               14,939.69             14,257.29                14,027.61
02/28/05           14,892.41               14,892.22             14,205.84                13,983.72
03/31/05           14,864.02               14,863.62             14,176.87                13,954.14
04/30/05           15,014.20               15,014.54             14,311.66                14,085.41
05/31/05           15,122.34               15,122.99             14,404.46                14,170.60
06/30/05           15,166.44               15,167.41             14,435.71                14,199.76
07/31/05           15,110.86               15,110.21             14,377.62                14,156.03
08/31/05           15,235.91               15,235.09             14,497.45                14,273.27
09/30/05           15,176.95               15,174.35             14,422.04                14,203.55
10/31/05           15,112.67               15,108.50             14,351.07                14,141.41
11/30/05           15,144.69               15,140.15             14,391.19                14,171.85
12/31/05           15,339.94               15,331.60             14,551.37                14,339.32
01/31/06           15,390.57               15,381.75             14,586.10                14,380.47
02/28/06           15,420.17               15,412.91             14,612.24                14,394.93
03/31/06           15,322.54               15,314.20             14,513.71                14,322.86
04/30/06           15,266.60               15,262.59             14,456.42                14,258.13
05/31/06           15,236.52               15,231.80             14,418.15                14,227.53
06/30/06           15,254.64               15,249.81             14,419.55                14,225.70
07/31/06           15,471.76               15,465.61             14,609.41                14,416.67
08/31/06           15,712.44               15,703.19             14,820.88                14,612.24
09/30/06           15,805.36               15,796.42             14,912.78                14,717.33
10/31/06           15,914.46               15,905.23             15,010.01                14,818.87
11/30/06           16,065.98               16,056.40             15,150.25                14,954.42
12/31/06           16,049.30               16,037.78             15,115.59                14,937.68
01/31/07           16,050.03               16,037.90             15,110.94                14,929.12
02/28/07           16,243.71               16,232.52             15,294.29                15,114.09
03/31/07           16,278.02               16,267.69             15,314.42                15,127.52
04/30/07           16,365.14               16,354.23             15,388.24                15,200.78
05/31/07           16,283.22               16,271.95             15,294.92                15,116.75
06/30/07           16,188.25               16,178.48             15,214.35                15,035.43
07/31/07           16,320.31               16,310.29             15,348.59                15,142.97
08/31/07           16,509.16               16,498.46             15,509.66                15,322.80
09/30/07           16,632.64               16,621.63             15,618.89                15,410.62
10/31/07           16,815.93               16,803.59             15,774.10                15,553.63
11/30/07           17,155.57               17,142.19             16,070.09                15,866.08
12/31/07           17,168.26               17,156.68             16,082.17                15,877.55
01/31/08           17,460.29               17,449.27             16,340.22                16,152.34
02/29/08           17,539.79               17,527.29             16,423.61                16,235.18
03/31/08           17,594.88               17,582.18             16,448.34                16,293.22
04/30/08           17,583.89               17,572.08             16,425.72                16,271.83
05/31/08           17,483.12               17,471.43             16,333.23                16,168.49

                                   [END CHART]

         DATA FROM 5/31/98 THROUGH 5/31/08.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust to the following benchmarks:

         o The Lehman Brothers GNMA 30-Year Index is an unmanaged index of pass-through securities with an original maturity of 30 years.

         o The Lehman Brothers GNMA Index covers the mortgage-backed pass-through securities of the Government National Mortgage Association
            (GNMA). The Lehman Brothers GNMA Index replaces the Lehman Brothers GNMA 30-Year Index, because it more closely represents the securities held in the GNMA Trust.

         o The Lipper GNMA Funds Index is an unmanaged index that tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                                ASSET ALLOCATION
                                     5/31/08

                         [PIE CHART OF ASSET ALLOCATION]

30-Year Fixed-Rate Single-Family Mortgages                             86.7%
Repurchase Agreements                                                   6.3%
15-Year Fixed-Rate Single-Family Mortgages*                             3.4%
Collateralized Mortgage Obligations                                     3.2%

                                  [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         *COMBINED IN THE PORTFOLIO OF INVESTMENTS UNDER MORTGAGE-BACKED
          PASS-THROUGH SECURITIES, SINGLE-FAMILY.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-21.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA GNMA TRUST

         The following federal tax information related to the Fund's fiscal year ended May 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

         For the fiscal year ended May 31, 2008, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $23,806,000 as qualifying interest income.

18

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA GNMA TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA GNMA Trust (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA GNMA Trust at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 16, 2008

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2008

PRINCIPAL                                                  COUPON                             MARKET
   AMOUNT      SECURITY                                      RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY ISSUES (93.3%)(a)

               MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (90.1%)
  $ 3,865      Government National Mortgage Assn. I          5.50%        12/15/2018        $  3,929
   22,764      Government National Mortgage Assn. I          5.50         10/15/2033          22,842
    9,714      Government National Mortgage Assn. I          5.50         12/15/2033           9,747
    5,293      Government National Mortgage Assn. I          5.50          7/15/2034           5,307
   21,233      Government National Mortgage Assn. I          5.50         10/15/2035          21,285
   14,983      Government National Mortgage Assn. I          5.50          4/15/2038          15,011
    4,087      Government National Mortgage Assn. I          6.00         12/15/2016           4,217
    2,404      Government National Mortgage Assn. I          6.00          4/15/2028           2,462
      912      Government National Mortgage Assn. I          6.00         11/15/2028             933
    2,101      Government National Mortgage Assn. I          6.00          2/15/2029           2,149
    1,432      Government National Mortgage Assn. I          6.00          7/15/2029           1,466
    2,103      Government National Mortgage Assn. I          6.00          5/15/2032           2,150
    6,538      Government National Mortgage Assn. I          6.00          1/15/2033           6,680
    1,829      Government National Mortgage Assn. I          6.00          2/15/2033           1,868
    2,484      Government National Mortgage Assn. I          6.00          7/15/2033           2,538
    1,562      Government National Mortgage Assn. I          6.00          9/15/2033           1,596
    8,398      Government National Mortgage Assn. I          6.00          3/15/2037           8,561
   16,887      Government National Mortgage Assn. I          6.00          9/15/2037          17,215
      608      Government National Mortgage Assn. I          6.50          5/15/2028             632
      581      Government National Mortgage Assn. I          6.50          5/15/2028             604
      544      Government National Mortgage Assn. I          6.50          7/15/2028             565
      403      Government National Mortgage Assn. I          6.50          9/15/2028             419
    1,343      Government National Mortgage Assn. I          6.50         11/15/2028           1,396
       76      Government National Mortgage Assn. I          6.50          1/15/2029              79
       73      Government National Mortgage Assn. I          6.50          1/15/2029              76
    1,857      Government National Mortgage Assn. I          6.50          3/15/2031           1,929
    1,666      Government National Mortgage Assn. I          6.50         10/15/2031           1,730
    1,119      Government National Mortgage Assn. I          6.50          1/15/2032           1,161
      379      Government National Mortgage Assn. I          6.50          3/15/2032             393
    1,486      Government National Mortgage Assn. I          6.50          8/15/2032           1,542
    7,047      Government National Mortgage Assn. I          6.50          9/15/2032           7,308
       77      Government National Mortgage Assn. I          6.75          5/15/2028              82
      154      Government National Mortgage Assn. I          6.75          5/15/2028             164
       80      Government National Mortgage Assn. I          7.00          4/15/2027              86
      951      Government National Mortgage Assn. I          7.00          5/15/2027           1,020
       63      Government National Mortgage Assn. I          7.00          6/15/2028              68
      105      Government National Mortgage Assn. I          7.00          7/15/2028             113
      264      Government National Mortgage Assn. I          7.00          8/15/2028             283
      167      Government National Mortgage Assn. I          7.00          8/15/2028             179

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2008

PRINCIPAL                                                  COUPON                             MARKET
   AMOUNT      SECURITY                                      RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------
  $   248      Government National Mortgage Assn. I          7.00%         9/15/2028        $    266
    1,607      Government National Mortgage Assn. I          7.00          5/15/2029           1,721
    1,356      Government National Mortgage Assn. I          7.00          6/15/2029           1,453
      848      Government National Mortgage Assn. I          7.00          8/15/2031             908
      405      Government National Mortgage Assn. I          7.00          9/15/2031             434
      596      Government National Mortgage Assn. I          7.00         10/15/2031             638
      207      Government National Mortgage Assn. I          7.00          6/15/2032             222
      773      Government National Mortgage Assn. I          7.00          7/15/2032             827
      395      Government National Mortgage Assn. I          7.50          2/15/2028             426
       78      Government National Mortgage Assn. I          7.50          3/15/2029              84
      162      Government National Mortgage Assn. I          7.50          4/15/2029             174
      185      Government National Mortgage Assn. I          7.50          7/15/2029             199
      612      Government National Mortgage Assn. I          7.50         10/15/2029             658
      221      Government National Mortgage Assn. I          7.50         10/15/2029             238
       45      Government National Mortgage Assn. I          7.50          8/15/2030              48
       98      Government National Mortgage Assn. I          7.50         12/15/2030             106
       75      Government National Mortgage Assn. I          7.50          1/15/2031              81
       72      Government National Mortgage Assn. I          7.50          1/15/2031              77
      129      Government National Mortgage Assn. I          7.50         11/15/2031             138
       17      Government National Mortgage Assn. I          8.00          1/15/2022              18
      212      Government National Mortgage Assn. I          8.00          6/15/2023             232
      342      Government National Mortgage Assn. I          8.00          5/15/2027             374
      295      Government National Mortgage Assn. I          8.00          7/15/2030             323
       89      Government National Mortgage Assn. I          8.00          9/15/2030              98
       64      Government National Mortgage Assn. I          8.50          6/15/2021              70
       22      Government National Mortgage Assn. I          8.50          7/15/2022              24
      129      Government National Mortgage Assn. I          9.00          7/15/2021             142
   10,487      Government National Mortgage Assn. II         5.00          5/20/2033          10,224
   11,548      Government National Mortgage Assn. II         5.00          7/20/2033          11,258
    7,821      Government National Mortgage Assn. II         5.00          6/20/2034           7,621
   23,758      Government National Mortgage Assn. II         5.00          9/20/2035          23,144
   12,220      Government National Mortgage Assn. II         5.00          2/20/2037          11,895
    2,647      Government National Mortgage Assn. II         5.50          4/20/2033           2,649
    9,025      Government National Mortgage Assn. II         5.50          3/20/2034           9,033
   35,415      Government National Mortgage Assn. II         5.50          2/20/2035          35,431
   31,272      Government National Mortgage Assn. II         5.50          4/20/2035          31,286
   17,923      Government National Mortgage Assn. II         5.50          7/20/2035          17,931
   15,392      Government National Mortgage Assn. II         5.50          1/20/2037          15,394
    1,413      Government National Mortgage Assn. II         6.00          3/20/2031           1,444
    3,332      Government National Mortgage Assn. II         6.00          8/20/2032           3,403
    2,714      Government National Mortgage Assn. II         6.00          9/20/2032           2,772
    2,858      Government National Mortgage Assn. II         6.00         10/20/2033           2,923

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2008

PRINCIPAL                                                  COUPON                             MARKET
   AMOUNT      SECURITY                                      RATE           MATURITY           VALUE
----------------------------------------------------------------------------------------------------
  $ 2,506      Government National Mortgage Assn. II         6.00%        12/20/2033        $  2,553
    8,504      Government National Mortgage Assn. II         6.00          2/20/2034           8,673
    8,217      Government National Mortgage Assn. II         6.00          3/20/2034           8,380
    7,127      Government National Mortgage Assn. II         6.00          9/20/2034           7,270
   16,831      Government National Mortgage Assn. II         6.00         10/20/2034          17,165
    4,593      Government National Mortgage Assn. II         6.00         11/20/2034           4,677
   11,737      Government National Mortgage Assn. II         6.00          5/20/2036          11,962
      502      Government National Mortgage Assn. II         6.50          5/20/2031             520
      427      Government National Mortgage Assn. II         6.50          7/20/2031             442
    1,235      Government National Mortgage Assn. II         6.50          8/20/2031           1,281
    1,786      Government National Mortgage Assn. II         6.50          4/20/2032           1,851
    1,730      Government National Mortgage Assn. II         6.50          6/20/2032           1,792
    6,724      Government National Mortgage Assn. II         6.50          8/20/2034           6,955
    1,576      Government National Mortgage Assn. II         7.00          9/20/2030           1,687
      210      Government National Mortgage Assn. II         7.50          4/20/2031             225
       58      Government National Mortgage Assn. II         8.00         12/20/2022              63
    1,326      Government National Mortgage Assn. II         8.00          8/20/2030           1,446
   12,749      Fannie Mae(+)                                 5.00         12/01/2035          12,345
    9,449      Fannie Mae(+)                                 5.50         11/01/2037           9,394
      888      Fannie Mae(+)                                 6.00          2/01/2017             915
      921      Fannie Mae(+)                                 6.50         10/01/2016             958
    3,487      Fannie Mae(+)                                 6.50         12/01/2016           3,628
    3,532      Freddie Mac(+)                                5.00          1/01/2021           3,521
    8,771      Freddie Mac(+)                                5.50         12/01/2035           8,730
                                                                                            --------
                                                                                             462,605
                                                                                            --------
               COLLATERALIZED MORTGAGE OBLIGATIONS (3.2%)
   15,000      Government National Mortgage Assn. I          5.50          3/16/2032          15,257
    1,456      Government National Mortgage Assn. I          5.87(b)      10/16/2023           1,476
                                                                                            --------
                                                                                              16,733
                                                                                            --------
               Total U.S. Government Agency Issues (cost: $478,860)                          479,338
                                                                                            --------

               REPURCHASE AGREEMENTS (6.3%)
   32,505      Deutsche Bank Securities, 2.30%, acquired
                  on 5/30/2008 and due 6/02/2008 at
                  $32,505 (collateralized by $33,163 of
                  Freddie Mac(a),(+), 3.05%, due 4/28/2010;
                  market value $33,156) (cost: $32,505)                                       32,505
                                                                                            --------

               TOTAL INVESTMENTS (COST: $511,365)                                           $511,843
                                                                                            ========

22

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GNMA TRUST
MAY 31, 2008

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at May 31, 2008.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2008

ASSETS
   Investments in securities, at market value (cost of $511,365)          $511,843
   Cash                                                                          1
   Receivables:
      Capital shares sold                                                      549
      Interest                                                               2,252
                                                                          --------
         Total assets                                                      514,645
                                                                          --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                  524
      Dividends on capital shares                                              292
   Accrued management fees                                                      73
   Accrued transfer agent's fees                                                29
   Other accrued expenses and payables                                          62
                                                                          --------
         Total liabilities                                                     980
                                                                          --------
            Net assets applicable to capital shares outstanding           $513,665
                                                                          ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $547,919
   Accumulated net realized loss on investments                            (34,732)
   Net unrealized appreciation of investments                                  478
                                                                          ========
            Net assets applicable to capital shares outstanding           $513,665
                                                                          ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                          53,288
                                                                          ========
   Net asset value, redemption price, and offering price per share        $   9.64
                                                                          ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GNMA TRUST
YEAR ENDED MAY 31, 2008

INVESTMENT INCOME
   Interest income                                                       $26,389
                                                                         -------
EXPENSES
   Management fees                                                           682
   Administration and servicing fees                                         755
   Transfer agent's fees                                                     869
   Custody and accounting fees                                                86
   Postage                                                                    30
   Shareholder reporting fees                                                 21
   Trustees' fees                                                              8
   Registration fees                                                          32
   Professional fees                                                          60
   Other                                                                       7
                                                                         -------
      Total expenses                                                       2,550
   Expenses paid indirectly                                                   (7)
                                                                         -------
      Net expenses                                                         2,543
                                                                         -------
NET INVESTMENT INCOME                                                     23,846
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                         130
   Change in net unrealized appreciation/depreciation                      9,452
                                                                         -------
      Net realized and unrealized gain                                     9,582
                                                                         -------
   Increase in net assets resulting from operations                      $33,428
                                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GNMA TRUST
YEARS ENDED MAY 31,

                                                                  2008              2007
                                                             ---------------------------
FROM OPERATIONS
   Net investment income                                     $  23,846         $  24,075
   Net realized gain on investments                                130                 -
   Change in net unrealized appreciation/depreciation
      of investments                                             9,452             7,511
                                                             ---------------------------
      Increase in net assets resulting from operations          33,428            31,586
                                                             ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (23,846)          (24,075)
                                                             ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    86,799            59,972
   Reinvested dividends                                         20,033            19,753
   Cost of shares redeemed                                    (107,375)         (103,786)
                                                             ---------------------------
      Decrease in net assets from
         capital share transactions                               (543)          (24,061)
                                                             ---------------------------
   Net increase (decrease) in net assets                         9,039           (16,550)
NET ASSETS
   Beginning of year                                           504,626           521,176
                                                             ---------------------------
   End of year                                               $ 513,665         $ 504,626
                                                             ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                   9,008             6,324
   Shares issued for dividends reinvested                        2,086             2,083
   Shares redeemed                                             (11,196)          (10,963)
                                                             ---------------------------
      Decrease in shares outstanding                              (102)           (2,556)
                                                             ===========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

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           to FINANCIAL Statements

USAA GNMA TRUST
MAY 31, 2008

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

            A. SECURITY VALUATION - The value of each security is determined
               (as of the close of trading on the New York Stock Exchange
               (NYSE) on each business day the exchange is open) as set forth below:

               1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

               3. Repurchase agreements are valued at cost, which approximates market value.

               4. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially

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           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2008

                  affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                  (NAV) to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

28

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           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2008

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
               Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of May 31, 2008.

            F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2008

               For the year ended May 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $7,000.

            G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

30

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           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2008

         For the year ended May 31, 2008, the Fund paid CAPCO facility fees of $1,000, which represents 1.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended May 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for the expiration of capital loss carryovers resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated net realized loss on investments by $7,881,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended May 31, 2008, and 2007, was as follows:

                                                     2008               2007
                                                 -------------------------------
Ordinary income*                                 $23,846,000         $24,075,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of May 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                      $    292,000
Accumulated capital and other losses                                (34,732,000)
Unrealized appreciation                                                 478,000

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           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2008

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended May 31, 2008, the Fund utilized capital loss carryovers of $130,000 to offset capital gains. At May 31, 2008, the Fund had capital loss carryovers of $34,732,000, for federal income tax purposes which, if not offset by subsequent capital gains, will expire between 2009 and 2015, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

        CAPITAL LOSS CARRYOVERS
---------------------------------------
  EXPIRES                     BALANCE
----------                  -----------
   2009                     $13,754,000
   2010                       1,176,000
   2012                       9,577,000
   2013                       4,814,000
   2014                       3,887,000
   2015                       1,524,000
                            -----------
                   Total    $34,732,000
                            ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2008, were $54,596,000 and $86,960,000, respectively.

         As of May 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was $511,365,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2008, for federal income tax purposes, were $3,923,000 and $3,445,000, respectively, resulting in net unrealized appreciation of $478,000.

32

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           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2008

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2008

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper GNMA Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the year ended May 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $682,000, which included a performance adjustment of $53,000 that increased the base management fee of 0.125% by 0.01%.

            B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $755,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended May 31, 2008, the Fund reimbursed the Manager $8,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $869,000.

34

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2008

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective June 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

            B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR
               VALUE MEASUREMENTS" (SFAS 157) - In September 2006, FASB issued SFAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2008

               measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2008, the Manager does not believe the adoption of SFAS 157 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. SFAS NO 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND
               FINANCIAL LIABILITIES" (SFAS 159) - In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

            D. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND
               HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) - In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2008

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED MAY 31,
                                              -------------------------------------------------------------------
                                                  2008          2007            2006           2005          2004
                                              -------------------------------------------------------------------
Net asset value at beginning of period        $   9.45      $   9.32        $   9.76       $   9.72      $  10.16
                                              -------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                           .45           .44             .48            .47           .48
   Net realized and unrealized gain (loss)         .19           .13            (.44)           .04          (.44)
                                              -------------------------------------------------------------------
Total from investment operations                   .64           .57             .04            .51           .04
                                              -------------------------------------------------------------------
Less distributions from:
   Net investment income                          (.45)         (.44)           (.48)          (.47)         (.48)
                                              -------------------------------------------------------------------
Net asset value at end of period              $   9.64      $   9.45        $   9.32       $   9.76      $   9.72
                                              ===================================================================
Total return (%)*                                 6.94          6.25(b)          .40           5.33           .39
Net assets at end of period (000)             $513,665      $504,626        $521,176       $594,211      $610,488
Ratios to average net assets:**
   Expenses (%)(a)                                 .51           .52(b)          .49            .48           .47
   Net investment income (%)                      4.74          4.69            4.46           4.06          3.62
Portfolio turnover (%)                              11            14              26             37            59

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended May 31, 2008, average net assets were $503,203,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA GNMA TRUST
MAY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2007, through May 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA GNMA TRUST
MAY 31, 2008

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                    BEGINNING              ENDING             DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE       DECEMBER 1, 2007 -
                                 DECEMBER 1, 2007        MAY 31, 2008          MAY 31, 2008
                                 -------------------------------------------------------------
Actual                              $1,000.00             $1,019.20               $2.57
Hypothetical
   (5% return before expenses)       1,000.00              1,022.45                2.58

         *Expenses are equal to the Fund's annualized expense ratio of 0.51%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.92% for the six-month period of December 1, 2007, through May 31, 2008.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA GNMA TRUST
MAY 31, 2008

         At a meeting of the Board of Trustees (the Board) held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees'

40

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA GNMA TRUST
MAY 31, 2008

         consideration of the Investment Advisory Agreement included certain types of information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA GNMA TRUST
MAY 31, 2008

         the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense

42

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA GNMA TRUST
MAY 31, 2008

         universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and was lower that its Lipper index for the one-year period ended December 31, 2007, and exceeded the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one-, three-, and five-year periods ended December 31, 2007.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA GNMA TRUST
MAY 31, 2008

         they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Trustees also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussions of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

44

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company with 45 individual funds as of May 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a database management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         BARBARA B. OSTDIEK, PH.D. (3, 4, 5, 6)
         Trustee
         Born: March 1964
         Year of Election or Appointment: 2007

         Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

48

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERTO GALINDO, JR.
         Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

         ROSE URBANCZYK
         Assistant Treasurer
         Born: June 1961
         Year of Appointment: 2008

         Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-present); Senior Financial Officer and Treasurer, FAI (4/07-present); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-present); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis IMCO (2/01-10/06).

                  TRUSTEES    Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Barbara B. Ostdiek, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

--------------------------------------------------------------------------------

            ADMINISTRATOR,    USAA Investment Management Company
       INVESTMENT ADVISER,    P.O. Box 659453
          UNDERWRITER, AND    San Antonio, Texas 78265-9825
               DISTRIBUTOR

--------------------------------------------------------------------------------

            TRANSFER AGENT    USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

--------------------------------------------------------------------------------

             CUSTODIAN AND    State Street Bank and Trust Company
          ACCOUNTING AGENT    P.O. Box 1713
                              Boston, Massachusetts 02105

--------------------------------------------------------------------------------

               INDEPENDENT    Ernst & Young LLP
         REGISTERED PUBLIC    100 West Houston St., Suite 1800
           ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

               MUTUAL FUND    LEARN MORE ONLINE NOW
         SELF-SERVICE 24/7    At "Products & Services" click
               AT USAA.COM    "Investments" then "Mutual Funds"

                   OR CALL    View account balance, transactions, fund
            (800) 531-USAA    prices; or exchange/redeem fund shares.
                    (8722)    Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) 732-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23413-0708                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 9 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2008 and 2007 were $259,470 and $249,505, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2008 and 2007 were $64,375 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2008 and 2007.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for May 31, 2008 and 2007 were $106,475 and $89,560, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    07/24/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    07/28/2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    07/25/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.